UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3934
                                  ----------------------------------------------

                                Tuxis Corporation
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               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
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   (Address of principal executive offices)                   (Zip code)

                       Thomas B. Winmill, General Counsel
                                Tuxis Corporation
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-9300
                                                   ----------------

Date of fiscal year end:    12/31
                        ------------

Date of reporting period:      03/31/05
                         ---------------------

Item 1. Schedule of Investments

March 31, 2005 (Unaudited)

Tuxis Corporation
Schedule of Portfolio Holdings
March 31, 2005                                                                     Amount of Dividends or Interest
                                                                           ----------------------------------------
                                                                           ----------------------------------------
                                                               Amount of                                Fair Value
                                                             Equity in Net                              of Each Item
                                                            Profit and Loss   Credit to                 At Close
Limited Liability Corporation Interests         Interests    for the Period    Income         Other      of Period
                                               ------------------------------------------------------------------------------------
                                               ------------------------------------------------------------------------------------

Tuxis Real Estate I LLC (a)(b)(c)                   100%           $0           $0             $0      $872,751         9.7%
Tuxis Real Estate II LLC (b)( c )                   100%           $0           $0             $0       369,210         4.1%
Tuxis Real Estate Brokerage LLC (a) (b) ( c )       100%           $0           $0             $0         1,061         0.0%
Tuxis Operations LLC (a) (b) (c )                   100%           $0           $0             $0             0         0.0%
Winmark Properties I LLC (a) (b) ( c )              100%           $0           $0             $0     1,959,412        21.8%
                                                     ---------------------------
                                                     ---------------------------

  Total Limited Liability Corporation Interests        $ 3,202,434        35.6%
                                                    ---------------------------
                                                    ---------------------------



 Par Value               Cash Items                                 Cost              Market Value
----------------------------------------------------------    -------------------    --------------
---------------------------------------------------------  -  -------------------    --------------     ---------
  5,812,388 State Street Bank & Trust Money Market Account          $ 5,821,132         $ 5,821,132        64.8%
     50,000 State Street Bank & Trust Checking Account (a)               41,256              41,256         0.5%
                                                              -------------------    --------------
                                                              -------------------    --------------
              Total Cash Items                                      $ 5,862,388           5,862,388        65.2%
                                                                                     --------------
                                                                                      -------------

              Total Portfolio Holdings                                                   9,064,822

              Excess Liabilities over Assets                                                 78,964         0.9%
                                                                                      --------------------------
                                                                                      --------------------------
              Total Net Assets                                                          $ 8,985,858       100.0%
                                                                                       ============
                                                                                      ==============


                                                                  At March 31,
                                                                   2005, net
                                                                   assets
                                                                   consisted of:
                                                                     Paid-in capital                           $ 9,009,760
                                                                     Accumulated net realized loss                 (12,256)
                                     (a) Non-income producing       Net unrealized depreiation on holdings         (11,646)

                                     (b) Investment not readily marketable                                       8,985,858



( C ) Increase or decrease in the amount of investment in and advance to affiliates

Limited Liability Corporation InteresBalance of Beginning of Period   Gross Additions   Gross Reductions              Balance
                                     -----------------------------------------------------------------------------------------
                                     -----------------------------------------------------------------------------------------

Tuxis Real Estate I LLC (a)(b)                          $ 821,530                                                    $872,751
Tuxis Real Estate II LLC (b)                            $ 369,210
Tuxis Real Estate Brokerage LLC (a) (b)                       $ -
Tuxis Operations LLC (a) (b)                                  $ -
Winmark Properties I LLC (a) (b)                              $ -           1,959,412                  0            1,959,412
  Total Limited Liability Corporation Interests

          (a) Non-income producing
          (b) Investment not readily marketable

This schedule of investments provides information about the Fund's portfolio holdings as of the date on the schedule. It is unaudited, and the Fund assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the Fund's most recent annual or semiannual shareholder report.

tem 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TUXIS CORPORATION

By: /s/ Mark C. Winmill
    -----------------------------
    Mark C. Winmill, President

Date: May 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark C. Winmill
    -----------------------------
    Mark C. Winmill, President

Date: May 31, 2005

By: /s/ William G. Vohrer
    -----------------------------
    William G. Vohrer, Treasurer

Date: May 31, 2005

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)